Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Information for each of the last five completed fiscal years is shown in the table below for each principal executive officer (PEO) and for our non-PEO named executive officers (Non-PEO NEOs) as averages.
			PEO Pay(1)		Non-PEO NEOs Pay(2)		Value of Initial Fixed $100 Investment Based on:		Other Performance Measures
	Summary Compensation Table Total		Compensation “Actually Paid”(3)		Average Summary Compensation Table Total Compensation	Average Compensation “Actually Paid”(3)	Total Shareholder Return (TSR)(4)	“Peer Group” Total Shareholder Return (TSR)(4)	Net Income(5) ($ in millions)	Company- Selected Measure- Adjusted EPS(6)
Year	Wells	Lesar	Wells	Lesar
2025	$12,092,341	—	$24,629,013	—	$4,994,515	$8,035,466	$201.5	$130.1	$1,052	$1.76
2024	$9,250,795	$360,798	$12,695,578	$3,481,293	$2,726,754	$3,209,399	$162.9	$114.7	$1,019	$1.62
2023	—	$16,204,475	—	$24,939,494	$4,304,023	$4,780,554	$142.6	$98.1	$867	$1.50
2022	—	$13,943,974	—	$29,628,764	$2,551,102	$4,418,767	$145.7	$111.9	$1,008	$1.38
2021	—	$37,809,810	—	$52,998,434	$8,318,875	$10,539,727	$132.4	$114.6	$1,391	$1.27

(1)
Our PEOs during the last five completed fiscal years were David Lesar and Jason Wells. Mr. Lesar was the only PEO for years 2021, 2022, and 2023. Messrs. Lesar and Wells were each PEOs in 2024. Mr. Wells was the only PEO in 2025.

(2)
Our Non-PEO NEOs for the last five completed fiscal years are as follows:

For 2025, Christopher Foster, Monica Karuturi, Jesus Soto, Jr., and Jason Ryan;
For 2024, Christopher Foster, Monica Karuturi, Jason Ryan, Lynne Harkel-Rumford, and Lynnae K. Wilson;
For 2023, Jason Wells, Scott Doyle, Christopher Foster, Monica Karuturi, Jason Ryan, and Lynne Harkel-Rumford;
For 2022, Jason Wells, Scott Doyle, Monica Karuturi, and Gregory Knight; and
For 2021, Jason Wells, Scott Doyle, Kenneth Mercado, Monica Karuturi, and Milton Carroll.
(3)
The amounts for the Non-PEO NEOs are provided as averages. For purposes of these adjustments, PSUs based on a TSR performance objective, whether vested, unvested, or forfeited, were valued using Monte Carlo simulation. PSUs based on a non-TSR performance objective, whether vested, unvested, or forfeited, were valued using the closing trading price for CenterPoint Energy common stock on the applicable valuation date and assuming projected achievement as of the end of the fiscal year. Compensation “actually paid” for each fiscal year is the total compensation reported in the Summary Compensation Table for that year adjusted by the following amounts:

Actually Paid Adjustments	2025
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$12,092,341	$4,994,515
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(7,625,023)	$(3,295,997)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(60,777)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$23,984
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$13,729,020	$4,593,012
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$608,331	$154,891
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$2,311,346	$863,598
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$3,512,998	$762,238
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,629,013	$8,035,466
Actually Paid Adjustments	2024
	PEO		Average Non-PEO NEOs
	Wells	Lesar
Summary Compensation Table (SCT) Total	$9,250,795	$360,798	$2,726,754
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(5,749,999)	—	$(1,302,789)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	—	$(20,966)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	$20,481
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$7,916,360	—	$1,588,780
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$416,564	$716,754	$126,985
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$45,162	$220,853	$24,605
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$816,696	$2,182,888	$291,710
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	$(246,162)
Total Compensation Actually Paid	$12,695,578	$3,481,293	$3,209,399
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$16,204,475	$4,304,023
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(9,900,034)	$(2,325,001)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(18,649)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$22,661
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$11,939,585	$2,604,465
Increase for Fair Value of Awards Granted During Year that Vest During Year	$5,714,000	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$922,748	$129,270
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$(419,558)	$7,364
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$478,279	$56,420
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,939,494	$4,780,554
Actually Paid Adjustments	2022
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$13,943,974	$2,551,102
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,481,240)	$(1,336,621)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$31,373
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$15,906
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$12,542,520	$1,976,680
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,550,496	$127,670
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$5,034,164	$523,494
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$5,038,851	$529,165
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$29,628,764	$4,418,767
Actually Paid Adjustments	2021
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$37,809,810	$8,318,875
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(33,359,999)	$(1,563,500)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(31,811)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$16,623
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$41,286,596	$2,575,657
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,063,262	$143,224
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$53,451	$173,972
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$6,145,315	$968,869
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	$(62,183)
Total Compensation Actually Paid	$52,998,434	$10,539,727

(4)
Cumulative TSR is determined for the measurement period starting 12/31/2020 and ending on 12/31/2025, 12/31/2024, 12/31/2023, 12/31/2022, and 12/31/2021, respectively. Peer group TSR is weighted based on market capitalization as of 12/31/2020 and is based on PHLX Utility Sector Index (UTY) TSR sourced from FactSet.

(5)
Amounts shown are consolidated net income reported pursuant to GAAP in our annual report on Form 10-K.

(6)
The company-selected measure represents what the company believes is the most important financial performance measure (other than company TSR or net income) used to link company performance and the compensation actually paid to our named executive officers. The company-selected measure is Adjusted EPS. An EPS financial measure aligns with our commitment to return value to investors through earnings and dividends paid. Adjusted EPS is a non-GAAP metric which includes consolidated net income from electric and natural gas segments, as well as after tax corporate and other operating income and corporate overhead and is adjusted for certain factors to reflect what we consider to be our fundamental business performance. Adjusted EPS excludes, among other items, earnings and losses from the change of value of ZENS and related securities, earnings and losses associated with the ownership and disposal of certain midstream units, a corresponding amount of debt related to the units and allocation of associated corporate overhead, gain and impact, including expenses, associated with certain mergers and divestitures, and impacts related to temporary emergency electric energy facilities (TEEEF) once they are no longer part of our rate-regulated business. For a full list of adjustments and reconciliation of Adjusted GAAP to consolidated income (loss) available to common shareholders and diluted EPS, the nearest GAAP metrics, please see Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
Our PEOs during the last five completed fiscal years were David Lesar and Jason Wells. Mr. Lesar was the only PEO for years 2021, 2022, and 2023. Messrs. Lesar and Wells were each PEOs in 2024. Mr. Wells was the only PEO in 2025.

(2)
Our Non-PEO NEOs for the last five completed fiscal years are as follows:

For 2025, Christopher Foster, Monica Karuturi, Jesus Soto, Jr., and Jason Ryan;
For 2024, Christopher Foster, Monica Karuturi, Jason Ryan, Lynne Harkel-Rumford, and Lynnae K. Wilson;
For 2023, Jason Wells, Scott Doyle, Christopher Foster, Monica Karuturi, Jason Ryan, and Lynne Harkel-Rumford;
For 2022, Jason Wells, Scott Doyle, Monica Karuturi, and Gregory Knight; and
For 2021, Jason Wells, Scott Doyle, Kenneth Mercado, Monica Karuturi, and Milton Carroll.

Peer Group Issuers, Footnote
(4)
Cumulative TSR is determined for the measurement period starting 12/31/2020 and ending on 12/31/2025, 12/31/2024, 12/31/2023, 12/31/2022, and 12/31/2021, respectively. Peer group TSR is weighted based on market capitalization as of 12/31/2020 and is based on PHLX Utility Sector Index (UTY) TSR sourced from FactSet.

Adjustment To PEO Compensation, Footnote
(3)
The amounts for the Non-PEO NEOs are provided as averages. For purposes of these adjustments, PSUs based on a TSR performance objective, whether vested, unvested, or forfeited, were valued using Monte Carlo simulation. PSUs based on a non-TSR performance objective, whether vested, unvested, or forfeited, were valued using the closing trading price for CenterPoint Energy common stock on the applicable valuation date and assuming projected achievement as of the end of the fiscal year. Compensation “actually paid” for each fiscal year is the total compensation reported in the Summary Compensation Table for that year adjusted by the following amounts:

Actually Paid Adjustments	2025
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$12,092,341	$4,994,515
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(7,625,023)	$(3,295,997)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(60,777)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$23,984
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$13,729,020	$4,593,012
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$608,331	$154,891
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$2,311,346	$863,598
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$3,512,998	$762,238
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,629,013	$8,035,466
Actually Paid Adjustments	2024
	PEO		Average Non-PEO NEOs
	Wells	Lesar
Summary Compensation Table (SCT) Total	$9,250,795	$360,798	$2,726,754
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(5,749,999)	—	$(1,302,789)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	—	$(20,966)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	$20,481
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$7,916,360	—	$1,588,780
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$416,564	$716,754	$126,985
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$45,162	$220,853	$24,605
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$816,696	$2,182,888	$291,710
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	$(246,162)
Total Compensation Actually Paid	$12,695,578	$3,481,293	$3,209,399
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$16,204,475	$4,304,023
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(9,900,034)	$(2,325,001)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(18,649)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$22,661
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$11,939,585	$2,604,465
Increase for Fair Value of Awards Granted During Year that Vest During Year	$5,714,000	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$922,748	$129,270
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$(419,558)	$7,364
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$478,279	$56,420
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,939,494	$4,780,554
Actually Paid Adjustments	2022
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$13,943,974	$2,551,102
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,481,240)	$(1,336,621)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$31,373
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$15,906
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$12,542,520	$1,976,680
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,550,496	$127,670
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$5,034,164	$523,494
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$5,038,851	$529,165
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$29,628,764	$4,418,767
Actually Paid Adjustments	2021
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$37,809,810	$8,318,875
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(33,359,999)	$(1,563,500)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(31,811)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$16,623
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$41,286,596	$2,575,657
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,063,262	$143,224
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$53,451	$173,972
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$6,145,315	$968,869
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	$(62,183)
Total Compensation Actually Paid	$52,998,434	$10,539,727

Non-PEO NEO Average Total Compensation Amount	$ 4,994,515	$ 2,726,754	$ 4,304,023	$ 2,551,102	$ 8,318,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,035,466	3,209,399	4,780,554	4,418,767	10,539,727
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts for the Non-PEO NEOs are provided as averages. For purposes of these adjustments, PSUs based on a TSR performance objective, whether vested, unvested, or forfeited, were valued using Monte Carlo simulation. PSUs based on a non-TSR performance objective, whether vested, unvested, or forfeited, were valued using the closing trading price for CenterPoint Energy common stock on the applicable valuation date and assuming projected achievement as of the end of the fiscal year. Compensation “actually paid” for each fiscal year is the total compensation reported in the Summary Compensation Table for that year adjusted by the following amounts:

Actually Paid Adjustments	2025
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$12,092,341	$4,994,515
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(7,625,023)	$(3,295,997)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(60,777)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$23,984
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$13,729,020	$4,593,012
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$608,331	$154,891
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$2,311,346	$863,598
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$3,512,998	$762,238
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,629,013	$8,035,466
Actually Paid Adjustments	2024
	PEO		Average Non-PEO NEOs
	Wells	Lesar
Summary Compensation Table (SCT) Total	$9,250,795	$360,798	$2,726,754
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(5,749,999)	—	$(1,302,789)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	—	$(20,966)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	$20,481
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$7,916,360	—	$1,588,780
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$416,564	$716,754	$126,985
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$45,162	$220,853	$24,605
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$816,696	$2,182,888	$291,710
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	$(246,162)
Total Compensation Actually Paid	$12,695,578	$3,481,293	$3,209,399
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$16,204,475	$4,304,023
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(9,900,034)	$(2,325,001)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(18,649)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$22,661
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$11,939,585	$2,604,465
Increase for Fair Value of Awards Granted During Year that Vest During Year	$5,714,000	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$922,748	$129,270
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$(419,558)	$7,364
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$478,279	$56,420
Actually Paid Adjustments	2023
	PEO	Average Non-PEO NEOs
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$24,939,494	$4,780,554
Actually Paid Adjustments	2022
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$13,943,974	$2,551,102
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(8,481,240)	$(1,336,621)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$31,373
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$15,906
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$12,542,520	$1,976,680
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,550,496	$127,670
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$5,034,164	$523,494
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$5,038,851	$529,165
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—
Total Compensation Actually Paid	$29,628,764	$4,418,767
Actually Paid Adjustments	2021
	PEO	Average Non-PEO NEOs
Summary Compensation Table (SCT) Total	$37,809,810	$8,318,875
Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	$(33,359,999)	$(1,563,500)
Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	$(31,811)
Increase for Service Cost and Prior Service Cost for Pension Plans	—	$16,623
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$41,286,596	$2,575,657
Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—
Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options	$1,063,262	$143,224
Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	$53,451	$173,972
Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$6,145,315	$968,869
Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	$(62,183)
Total Compensation Actually Paid	$52,998,434	$10,539,727

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Financial Performance Measures
Cumulative total shareholder return (TSR)	Net income	Adjusted EPS (company-selected financial performance measure)

Total Shareholder Return Amount	$ 201.5	162.9	142.6	145.7	132.4
Peer Group Total Shareholder Return Amount	130.1	114.7	98.1	111.9	114.6
Net Income (Loss)	$ 1,052,000,000	$ 1,019,000,000	$ 867,000,000	$ 1,008,000,000	$ 1,391,000,000
Company Selected Measure Amount	1.76	1.62	1.5	1.38	1.27
PEO Name	Jason Wells
Measure:: 1
Pay vs Performance Disclosure
Name	Cumulative total shareholder return (TSR)
Non-GAAP Measure Description
(6)
The company-selected measure represents what the company believes is the most important financial performance measure (other than company TSR or net income) used to link company performance and the compensation actually paid to our named executive officers. The company-selected measure is Adjusted EPS. An EPS financial measure aligns with our commitment to return value to investors through earnings and dividends paid. Adjusted EPS is a non-GAAP metric which includes consolidated net income from electric and natural gas segments, as well as after tax corporate and other operating income and corporate overhead and is adjusted for certain factors to reflect what we consider to be our fundamental business performance. Adjusted EPS excludes, among other items, earnings and losses from the change of value of ZENS and related securities, earnings and losses associated with the ownership and disposal of certain midstream units, a corresponding amount of debt related to the units and allocation of associated corporate overhead, gain and impact, including expenses, associated with certain mergers and divestitures, and impacts related to temporary emergency electric energy facilities (TEEEF) once they are no longer part of our rate-regulated business. For a full list of adjustments and reconciliation of Adjusted GAAP to consolidated income (loss) available to common shareholders and diluted EPS, the nearest GAAP metrics, please see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Jason Wells [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,092,341	$ 9,250,795
PEO Actually Paid Compensation Amount	24,629,013	12,695,578
David Lesar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		360,798	16,204,475	13,943,974	37,809,810
PEO Actually Paid Compensation Amount		3,481,293	24,939,494	29,628,764	52,998,434
PEO | Jason Wells [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Jason Wells [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Jason Wells [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,625,023)	(5,749,999)
PEO | Jason Wells [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,729,020	7,916,360
PEO | Jason Wells [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,512,998	816,696
PEO | Jason Wells [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,311,346	45,162
PEO | Jason Wells [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,331	416,564
PEO | Jason Wells [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Jason Wells [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Lesar [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Lesar [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Lesar [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,900,034)	(8,481,240)	(33,359,999)
PEO | David Lesar [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,939,585	12,542,520	41,286,596
PEO | David Lesar [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,182,888	478,279	5,038,851	6,145,315
PEO | David Lesar [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		220,853	(419,558)	5,034,164	53,451
PEO | David Lesar [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		716,754	922,748	1,550,496	1,063,262
PEO | David Lesar [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,714,000
PEO | David Lesar [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,777)	(20,966)	(18,649)	31,373	(31,811)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,984	20,481	22,661	15,906	16,623
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,295,997)	(1,302,789)	(2,325,001)	(1,336,621)	(1,563,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,593,012	1,588,780	2,604,465	1,976,680	2,575,657
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	762,238	291,710	56,420	529,165	968,869
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	863,598	24,605	7,364	523,494	173,972
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,891	126,985	129,270	127,670	143,224
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (246,162)			$ (62,183)